Exhibit 99.1 Disclosures Required by Rule 15Ga-11,2

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period) [3]			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: Commercial Mortgage Loans			(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
BBCMS Mortgage Trust 2023-C19 CIK: 0001966434	X	Barclays Capital Real Estate Inc.	5[4]	$161,837,764	19.1%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Societe Generale Financial Corporation	9[4]	$155,327,109	18.3%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		LMF Commercial, LLC	7	$68,402,066	8.1%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Deutsche Bank AG, New York Branch	1	$65,000,000	7.7%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Goldman Sachs Bank USA	1	$65,000,000	7.7%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Argentic Real Estate Finance 2 LLC	3	$63,650,000	7.5%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Starwood Mortgage Capital LLC	2	$60,950,000	7.2%	1	$54,500,000[5]	6.9%[6]	0	$-	0.0%	0	$-	0.0%	1	$54,500,000[7]	6.9%[8]	0	$-	0.0%	0	$-	0.0%
		Argentic Real Estate Finance LLC	1	$48,000,000	5.7%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Bank of Montreal	3[4]	$46,900,000	5.5%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		KeyBank National Association	3	$31,100,000	3.7%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		German American Capital Corporation	1	$30,000,000	3.5%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Arbor Private Label, LLC	1	$28,192,000	3.3%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		DBR Investments Co. Limited	1[4]	$25,000,000	2.9%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
BBCMS Mortgage Trust 2023-C19 Totals			36	$849,358,939	100%	1	$54,500,000	6.9%	0	$-	0.0%	0	$-	0.0%	1	$54,500,000	6.9%	0	$-	0.0%	0	$-	0.0%
BBCMS Mortgage Trust 2024-C26 CIK: 0002020017	X	Barclays Capital Real Estate Inc.	7	$195,980,000	24.2%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Societe Generale Financial Corporation	7[4]	$106,357,725	13.1%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Bank of Montreal	6	$96,614,000	11.9%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		UBS AG New York Branch	3	$88,100,000	10.9%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Bank of America, National Association	1	$75,000,000	9.3%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Argentic Real Estate Finance 2 LLC	3	$71,337,704	8.8%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		LMF Commercial, LLC	5	$47,810,000	5.9%	1	$15,000,000[9]	1.9%[10]	0	$-	0.0%	1	$15,000,000[11]	1.9%[12]	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Starwood Mortgage Capital LLC	4	$42,125,000	5.2%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Ladder Capital Finance, LLC	5	$29,000,000	3.6%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		DBR Investments Co. Limited	2[4]	$24,250,000	3.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		KeyBank National Association	2	$15,733,333	1.9%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		German American Capital Corporation	1	$9,100,000	1.1%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		BSPRT CMBS Finance, LLC	1	$8,875,000	1.1%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
BBCMS Mortgage Trust 2024-C26 Totals			47	$810,282,762	100.0%	1	$15,000,000	1.9%	0	$-	0.0%	1	$15,000,000	1.9%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
Commercial Mortgage Loan Totals			83	$1,659,641,701		2	$69,500,000		0	$-		1	$15,000,000		1	$54,500,000		0	$-		0	$-

1 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

2 For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase during the reporting period may be listed in both the column entitled “Assets That Were Subject of Demand” as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in a prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

3 Includes assets which are subject to a demand and within the cure period, but where no decision has yet been made to accept or contest the demand.

4 Includes a co-originated mortgage loan.

5 Based on the principal balance of the related asset as of the end of the March 2026 distribution period.

6 Represents the percentage of the related asset in the entire securitization pool, based on the principal balances of the assets as of the end of the March 2026 distribution period.

7 Based on the principal balance of the related asset as of the end of the March 2026 distribution period. On March 2, 2026, Computershare Trust Company, National Association, as trustee for the Certificateholders of BBCMS Mortgage Trust 2023-C19, Commercial Mortgage Pass-Through Certificates, Series 2023-C19 (the “Trust”), acting by and through the special servicer for the Trust, K-Star Asset Management LLC, filed a complaint in the United States District Court, Southern District of New York against Starwood Mortgage Capital LLC, as sponsor (the “Sponsor”) with respect to alleged breaches of certain representations related to the 2 Executive mortgage loan and requests that the Sponsor repurchase the mortgage loan.

8 Represents the percentage of the related asset in the entire securitization pool, based on the principal balances of the assets as of the end of the March 2026 distribution period.

9 Based on the principal balance of the related asset as of the end of the March 2026 distribution period.

10 Represents the percentage of the related asset in the entire securitization pool, based on the principal balances of the assets as of the end of the March 2026 distribution period.

11 Based on the principal balance of the related asset as of the end of the March 2026 distribution period.

12 Represents the percentage of the related asset in the entire securitization pool, based on the principal balances of the assets as of the end of the March 2026 distribution period.